UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2021 to December 31, 2021

Commission File Number of issuing entity: 333-224598-06

Central Index Key Number of issuing entity: 0001805574

VERIZON OWNER TRUST 2020-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2020-B for the distribution period commencing on December 1, 2021 and ending on December 31, 2021 is set forth in the monthly investor report relating to the January 20, 2022 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2020-B for the distribution period commencing on December 1, 2021 and ending on December 31, 2021. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2020-B.

All of the receivables acquired by Verizon Owner Trust 2020-B during the period beginning on January 1, 2021 and ending on (and including) December 31, 2021 (the “2021 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2021 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated August 4, 2020 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2021 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-B on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 20, 2022 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-B as of December 31, 2021, which included 2021 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2021 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 20, 2022 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2021 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2021. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2021 unless otherwise stated.

Number of Receivables	5,272,721
Number of accounts	4,602,426
Aggregate original principal balance	$3,881,705,296.79
Aggregate principal balance	$1,865,468,103.65
Principal balance
Minimum	$0.01
Maximum	$1,916.59
Average	$353.80
Average monthly payment	$30.37
Weighted average remaining installments (in months)(1)	14.9
Weighted average FICO® Score(1)(2)(3)	719
Percentage of Receivables with obligors without a FICO® Score(3)	3.78%
Percentage of Receivables with obligors with a down payment(4)	11.25%
Percentage of Receivables with obligors with smart phones	92.07%
Percentage of Receivables with obligors with other wireless devices	7.93%
Percentage of Receivables with obligors with upgrade eligibility(5)	55.82%
Percentage of Receivables with device insurance	34.97%
Percentage of Receivables with account level device insurance(6)	26.50%
Geographic concentration (Top 3 States)(7)
California	9.94%
Florida	6.18%
Texas	6.01%
Weighted average customer tenure (in months)(1)(8)	105
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	0.35%
Percentage of Receivables with 30 month original term	5.70%
Percentage of Receivables with 24 month original term	93.95%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	0.01%
Secured Receivables	99.99%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2021.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(9)	Represents a number greater than 0.00% but less than 0.01%.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	502,387	$185,399,327.00	9.94%
Florida	313,254	115,346,214.14	6.18
Texas	308,437	112,070,401.16	6.01
New York	274,847	107,162,357.15	5.74
North Carolina	236,279	82,289,017.95	4.41
Ohio	251,675	81,806,581.39	4.39
Pennsylvania	210,815	71,175,855.39	3.82
Michigan	191,364	65,985,902.00	3.54
Georgia	188,156	65,385,775.75	3.51
New Jersey	182,459	65,296,739.54	3.50
Illinois	177,559	62,186,456.02	3.33
Virginia	177,398	61,683,763.82	3.31
All other	2,258,091	789,679,712.34	42.33

Total	5,272,721	$1,865,468,103.65	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2021 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	205,393	$70,517,841.59	3.78%	4.26%
250 - 599	722,413	246,704,813.60	13.22	15.64
600 - 649	537,544	190,720,977.04	10.22	11.57
650 - 699	676,345	244,447,708.99	13.10	13.92
700 - 749	804,023	291,517,656.45	15.63	15.22
750 or greater	2,327,003	821,559,105.98	44.04	39.39

Total	5,272,721	$1,865,468,103.65	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of December 31, 2021.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	792,772	$296,165,407.99	15.88%
7 months to less than 12 months	96,401	32,787,270.00	1.76
12 months to less than 24 months	278,093	108,001,911.61	5.79
24 months to less than 36 months	295,868	115,257,199.90	6.18
36 months to less than 48 months	251,530	94,240,684.44	5.05
48 months to less than 60 months	235,747	84,229,121.66	4.52
60 months or greater	3,322,310	1,134,786,508.05	60.83

Total	5,272,721	$1,865,468,103.65	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	650,191	$74,595,689.65	4.00%
$15.01 - $20.00	686,107	137,756,953.67	7.38
$20.01 - $25.00	557,262	145,469,435.03	7.80
$25.01 - $30.00	707,314	191,659,329.15	10.27
$30.01 - $35.00	818,056	353,575,100.05	18.95
$35.01 - $40.00	551,786	266,707,059.80	14.30
$40.01 - $45.00	393,603	203,064,171.92	10.89
Greater than $45.00	908,402	492,640,364.38	26.41

Total	5,272,721	$1,865,468,103.65	100.00%

Distribution of the Remaining Installments on the Receivables
Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	10,625	$9,619,433.40	0.52%
23 months	52,537	40,402,911.27	2.17
22 months	185,970	137,271,205.79	7.36
21 months	201,200	147,286,530.23	7.90
20 months	215,742	127,559,618.04	6.84
19 months	292,376	165,794,595.44	8.89
18 months	278,623	157,455,053.95	8.44
17 months	263,596	140,827,766.02	7.55
16 months	238,689	118,498,587.49	6.35
15 months	222,063	101,259,188.31	5.43
14 months	142,407	61,725,385.42	3.31
13 months	155,641	63,051,213.20	3.38
12 months	236,866	90,757,875.07	4.87
11 months	273,266	95,582,963.17	5.12
10 months	224,037	74,255,058.95	3.98
9 months	167,100	48,456,103.95	2.60
8 months	128,320	34,485,796.49	1.85
7 months	90,786	21,458,698.64	1.15
6 months	87,689	17,902,821.58	0.96
5 months	408,988	70,169,768.60	3.76
4 months	402,375	57,992,674.50	3.11
3 months	254,834	30,406,184.67	1.63
2 months	239,246	20,102,379.81	1.08
1 month	259,552	13,216,492.00	0.71
0 months	240,193	19,929,797.66	1.07

Total	5,272,721	$1,865,468,103.65	100.00%

Distribution of the Last Payment Type on the Receivables
Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,640,731	$966,324,248.07	51.80%
ACH	800,517	257,500,418.53	13.80
Direct Debit	1,581,636	570,325,565.92	30.57
Check	193,463	49,731,928.38	2.67
Cash or Other(1)	56,374	21,585,942.75	1.16

Total	5,272,721	$1,865,468,103.65	100.00%

(1) Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 20, 2022 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 4, 2022

VERIZON OWNER TRUST 2020-B
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer